Statements of Operations - USD ($)	9 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2017	Nov. 30, 2017	Dec. 31, 2016
SDA Mill, Audited
Revenue		$ 305,272	$ 840,961
Cost of Sales		681,192	1,090,675
Gross Loss		(375,920)	(249,714)
Operating Expenses
Mineral property expenditures		0	61,481
General and administrative expenses		409,096	396,997
Loss on write off of property, plant and equipment		24,431	0
Operating loss		(809,447)	(708,192)
Other income (expenses)
Foreign exchange gains (losses)		58,253	(86,700)
Interest expense		(19,567)	(20,720)
Gain on disposal of assets		0	9,123
Other income (expense)		38,029	(1,170)
Net loss before income taxes		(732,732)	(807,659)
Income taxes		(20,152)	(5,134)
Net loss		(752,884)	(812,793)
Comprehensive Loss
Net loss		(752,884)	(812,793)
Foreign currency translation adjustments		$ (133,468)	154,248
Pro Forma, Unaudited | Magellan
Revenue	$ 0		0
Cost of Sales	0		0
Gross Loss	0		0
Operating Expenses
Operating loss	(534,604)		(424,265)
Exploration costs	53,733		70,599
General and administrative expenses	480,871		353,666
Total operating expenses	534,604		424,265
Other income (expenses)
Foreign exchange gains (losses)	0		0
Interest expense	(50,349)		(62,303)
Other income (expense)	(708,125)		(135,907)
Loss on change in fair value of derivatives	(657,776)		(73,604)
Other expense	0
Gain on disposal of assets			0
Other income			0
Net loss before income taxes	(1,242,729)		(560,172)
Income taxes	0		0
Net loss	(1,242,729)		(560,172)
Comprehensive Loss
Net loss	(1,242,729)		(560,172)
Foreign currency translation adjustments	(862)		0
Net comprehensive loss	(1,243,591)		(552,826)
Net loss attributable to noncontrolling interest			7,346
Net loss attributable to noncontrolling interest			(552,826)
Pro Forma, Unaudited | SDA Mill
Revenue	234,724		840,961
Cost of Sales	603,633		1,090,675
Gross Loss	(368,909)		(249,714)
Operating Expenses
Operating loss	(707,628)		(708,192)
Exploration costs	0		61,481
General and administrative expenses	338,719		396,997
Total operating expenses	338,719		458,478
Other income (expenses)
Foreign exchange gains (losses)	(132,978)		(86,700)
Interest expense	(15,272)		(20,720)
Other income (expense)	(107,395)		(99,467)
Loss on change in fair value of derivatives	0		0
Other expense	40,855
Gain on disposal of assets			9,123
Other income			(1,170)
Net loss before income taxes	(815,023)		(807,659)
Income taxes	(4,528)		(5,134)
Net loss	(819,551)		(812,793)
Comprehensive Loss
Net loss	(819,551)		(812,793)
Foreign currency translation adjustments	(170,412)		154,248
Net comprehensive loss	(989,963)		(658,545)
Net loss attributable to noncontrolling interest			0
Net loss attributable to noncontrolling interest			(812,793)
Pro Forma, Unaudited | Pro-forma Adjustments
Revenue	0		0
Cost of Sales	62,367		0
Gross Loss	(62,367)		0
Operating Expenses
Operating loss	(176,938)		(114,124)
Exploration costs	0		0
General and administrative expenses	112,418		112,418
Total operating expenses	114,571		114,124
Other income (expenses)
Foreign exchange gains (losses)	0		0
Interest expense	(158,553)		(212,190)
Other income (expense)	(158,553)		(212,190)
Loss on change in fair value of derivatives	0		0
Other expense	0
Gain on disposal of assets			0
Other income			0
Net loss before income taxes	(335,491)		(326,314)
Income taxes	0		0
Net loss	(335,491)		(326,314)
Comprehensive Loss
Net loss	(335,491)		(326,314)
Foreign currency translation adjustments	0		0
Net comprehensive loss	(335,491)		(326,314)
Net loss attributable to noncontrolling interest			0
Net loss attributable to noncontrolling interest			(326,314)
Pro Forma, Unaudited | Pro-forma Combined
Revenue	234,724		840,961
Cost of Sales	666,000		1,090,675
Gross Loss	(431,276)		(249,714)
Operating Expenses
Operating loss	(1,419,170)		(1,246,581)
Exploration costs	53,733		132,080
General and administrative expenses	934,161		864,787
Total operating expenses	987,894		996,867
Other income (expenses)
Foreign exchange gains (losses)	(132,978)		(86,700)
Interest expense	(224,174)		(295,213)
Other income (expense)	(974,073)		(447,564)
Loss on change in fair value of derivatives	(657,776)		(73,604)
Other expense	40,855
Gain on disposal of assets			9,123
Other income			(1,170)
Net loss before income taxes	(2,393,243)		(1,694,145)
Income taxes	(4,528)		(5,134)
Net loss	(2,397,771)		(1,699,279)
Comprehensive Loss
Net loss	(2,397,771)		(1,699,279)
Foreign currency translation adjustments	(171,274)		154,248
Net comprehensive loss	$ (2,569,045)		$ (1,537,685)
Basic and diluted loss per share	$ (0.03)		$ (0.02)
Weighted average number of shares outstanding (Note 6)	83,874,605		70,934,260
Net loss attributable to noncontrolling interest			$ 7,346
Net loss attributable to noncontrolling interest			$ (1,691,933)